Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

The following is a summary of property and equipment, net:

	As of December 31,
	2014	2015
	US$	US$
Buildings	—	79,973
Computers and equipment	24,335	56,076
Motor vehicles	1,098	1,236
Furniture and fixtures	703	2,333
Leasehold improvements	5,928	16,855
Software	1,530	3,515
Total	33,594	159,988
Less: Accumulated depreciation	(15,695)	(36,895)
Net book value	17,899	123,093